Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Financial Information
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Separate condensed consolidating financial information for our subsidiary guarantors and non-guarantors of our 9.00% Senior Notes due July 2020 and our 6.875% Senior Notes due May 2023 is presented below. The notes are fully and unconditionally guaranteed, on a joint and several basis, by certain of our current and future domestic restricted subsidiaries, all of which are 100% owned by us. The non-guarantors primarily represent special purpose entities, tax holding companies, our less significant operating subsidiaries and our less than wholly owned subsidiaries.

On September 2, 2016, we notified the trustees of our 6.875% Notes and our 6.375% Senior Notes due 2026 of our designation of the following additional subsidiaries as “Restricted Subsidiaries”: Boyd Acquisition I, LLC, Boyd Acquisition II, LLC, Peninsula Gaming, LLC, Belle of Orleans, L.L.C., Diamond Jo, LLC, Diamond Jo Worth, LLC, Kansas Star Casino, LLC, and The Old Evangeline Downs, L.L.C.

The tables below present the condensed consolidating balance sheets as of December 31, 2015 and 2014, the condensed consolidating statements of operations for the years ended December 31, 2015, 2014 and 2013 and the condensed consolidating statements of cash flows for the years ended December 31, 2015, 2014 and 2013. We have reclassified certain prior year amounts in the current year presentation to reflect the designation of the Restricted Subsidiaries listed above as subsidiary guarantors.

Condensed Consolidating Balance Sheets

	December 31, 2015
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$2	$156,116	$2,482	$221	$—	$158,821
Other current assets	14,602	73,902	10,415	—	(508)	98,411
Property and equipment, net	68,515	2,120,455	36,372	—	—	2,225,342
Investments in subsidiaries	3,547,690	—	—	—	(3,547,690)	—
Intercompany receivable	—	1,702,317	—	—	(1,702,317)	—
Other assets, net	12,521	17,527	18,293	—	—	48,341
Intangible assets, net	—	865,995	24,059	—	—	890,054
Goodwill, net	—	684,529	781	—	—	685,310
Investment in unconsolidated subsidiary held for sale	—	244,621	—	—	—	244,621
Total assets	$3,643,330	$5,865,462	$92,402	$221	$(5,250,515)	$4,350,900

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$21,500	$8,250	$—	$—	$—	$29,750
Other current liabilities	102,946	198,590	24,071	—	(286)	325,321
Accumulated losses of subsidiaries in excess of investment	—	4,507	302	—	(4,809)	—
Intercompany payable	720,400	—	981,688	475	(1,702,563)	—
Long-term debt, net of current maturities and debt issuance costs	2,255,800	983,999	—	—	—	3,239,799
Other long-term liabilities	34,723	213,296	—	—	—	248,019

Boyd Gaming Corporation stockholders' equity (deficit)	507,961	4,456,820	(913,659)	(254)	(3,542,907)	507,961
Noncontrolling interest	—	—	—	—	50	50
Total stockholders' equity (deficit)	507,961	4,456,820	(913,659)	(254)	(3,542,857)	508,011
Total liabilities and stockholders' equity	$3,643,330	$5,865,462	$92,402	$221	$(5,250,515)	$4,350,900

Condensed Consolidating Balance Sheets - continued

	December 31, 2014
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$2	$143,580	$1,540	$219	$—	$145,341
Other current assets	10,234	78,242	8,602	—	(469)	96,609
Property and equipment, net	65,365	2,179,813	40,930	—	—	2,286,108
Investments in subsidiaries	3,345,735	7,167	—	—	(3,352,902)	—
Intercompany receivable	—	1,636,197	—	—	(1,636,197)	—
Other assets, net	12,595	21,464	17,991	—	—	52,050
Intangible assets, net	—	910,190	24,059	—	—	934,249
Goodwill, net	—	684,529	781	—	—	685,310
Investment in unconsolidated subsidiary held for sale	—	222,717	—	—	—	222,717
Total assets	$3,433,931	$5,883,899	$93,903	$219	$(4,989,568)	$4,422,384

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$21,500	$8,253	$—	$—	$—	$29,753
Other current liabilities	82,711	219,868	25,100	—	(237)	327,442
Accumulated losses of subsidiaries in excess of investment	—	—	227	—	(227)	—
Intercompany payable	668,310	—	967,374	397	(1,636,081)	—
Long-term debt, net of current maturities and debt issuance costs	2,183,485	1,191,613	—	—	—	3,375,098
Other long-term liabilities	39,888	212,116	—	—	—	252,004

Boyd Gaming Corporation stockholders' equity (deficit)	438,037	4,252,049	(898,798)	(178)	(3,353,073)	438,037
Noncontrolling interest	—	—	—	—	50	50
Total stockholders' equity (deficit)	438,037	4,252,049	(898,798)	(178)	(3,353,023)	438,087
Total liabilities and stockholders' equity	$3,433,931	$5,883,899	$93,903	$219	$(4,989,568)	$4,422,384

Condensed Consolidating Statements of Operations

	Year Ended December 31, 2015
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Net revenues	$121,541	$2,173,147	$48,353	$—	$(143,609)	$2,199,432
Operating costs and expenses
Operating	1,800	1,145,181	43,843	—	—	1,190,824
Selling, general and administrative	48,173	267,661	6,604	—	(18)	322,420
Maintenance and utilities	—	103,086	1,462	—	—	104,548
Depreciation and amortization	6,179	196,865	4,074	—	—	207,118
Corporate expense	71,700	1,781	3,460	—	—	76,941
Project development, preopening and writedowns	884	2,351	3,596	76	—	6,907
Impairment of assets	—	17,500	1,065	—	—	18,565
Other operating items, net	599	308	—	—	—	907
Intercompany expenses	1,204	140,971	1,416	—	(143,591)	—
Total operating costs and expenses	130,539	1,875,704	65,520	76	(143,609)	1,928,230
Equity in earnings of subsidiaries	190,570	(2,204)	(76)	—	(188,290)	—
Operating income (loss)	181,572	295,239	(17,243)	(76)	(188,290)	271,202
Other expense (income)
Interest expense, net	125,890	96,818	24	—	—	222,732
Loss on early extinguishments of debt	30,829	9,904	—	—	—	40,733
Other, net	396	2,959	321	—	—	3,676
Total other expense, net	157,115	109,681	345	—	—	267,141
Income (loss) before income taxes	24,457	185,558	(17,588)	(76)	(188,290)	4,061
Income taxes benefit (provision)	22,777	(16,089)	(54)	—	—	6,634
Income (loss) from continuing operations, net of tax	47,234	169,469	(17,642)	(76)	(188,290)	10,695
Income from discontinued operations, net of tax	—	36,539	—	—	—	36,539
Net income (loss)	$47,234	$206,008	$(17,642)	$(76)	$(188,290)	$47,234
Comprehensive income (loss)	$46,971	$205,745	$(17,642)	$(76)	$(188,027)	$46,971
Condensed Consolidating Statements of Operations - continued

	Year Ended December 31, 2014
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Net revenues	$117,159	$2,114,021	$48,687	$—	$(137,612)	$2,142,255
Operating costs and expenses
Operating	1,800	1,134,312	48,330	—	—	1,184,442
Selling, general and administrative	46,708	273,924	7,187	—	(220)	327,599
Maintenance and utilities	—	108,002	1,523	1	—	109,526
Depreciation and amortization	5,667	200,356	2,892	—	—	208,915
Corporate expense	71,951	1,849	1,826	—	—	75,626
Project development, preopening and writedowns	105	8,894	4,586	162	—	13,747
Impairment of assets	320	41,090	7,271	—	—	48,681
Other operating items, net	164	(177)	—	—	—	(13)
Intercompany expenses	1,204	134,710	1,478	—	(137,392)	—
Total operating costs and expenses	127,919	1,902,960	75,093	163	(137,612)	1,968,523
Equity in earnings of subsidiaries	85,268	(2,764)	(162)	—	(82,342)	—
Operating income (loss)	74,508	208,297	(26,568)	(163)	(82,342)	173,732
Other expense (income)
Interest expense, net	132,204	95,953	24	—	—	228,181
Loss on early extinguishments of debt	—	1,536	—	—	—	1,536
Other, net	(793)	(683)	1,524	—	—	48
Total other expense, net	131,411	96,806	1,548	—	—	229,765
Income (loss) before income taxes	(56,903)	111,491	(28,116)	(163)	(82,342)	(56,033)
Income taxes benefit (provision)	3,862	1,644	(98)	—	—	5,408
Income (loss) from continuing operations, net of tax	(53,041)	113,135	(28,214)	(163)	(82,342)	(50,625)
Income (loss) from discontinued operations, net of tax	—	(13,819)	—	22,806	—	8,987
Income from discontinued operations attributable to noncontrolling interest, net of tax	—	—	—	—	(11,403)	(11,403)
Net income (loss) attributable to controlling interest	$(53,041)	$99,316	$(28,214)	$22,643	$(93,745)	$(53,041)
Comprehensive income (loss)	$(51,577)	$100,780	$(28,214)	$22,643	$(95,209)	$(51,577)

Consolidating Statements of Operations - continued

	Year Ended December 31, 2013
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Net revenues	$123,951	$2,170,332	$49,937	$1,933	$(147,415)	$2,198,738
Operating costs and expenses
Operating	1,848	1,167,767	49,266	—	—	1,218,881
Selling, general and administrative	46,880	287,007	7,601	—	(42)	341,446
Maintenance and utilities	—	105,228	1,467	—	—	106,695
Depreciation and amortization	6,619	209,744	2,304	—	—	218,667
Corporate expense	59,128	2,793	1,328	—	—	63,249
Project development, preopening and writedowns	1,586	3,956	6,722	41	(1,934)	10,371
Impairment of assets	—	16,835	1,250	—	(12,734)	5,351
Other operating items, net	427	2,388	46	—	—	2,861
Intercompany expenses	1,213	142,213	2,015	—	(145,441)	—
Total operating costs and expenses	117,701	1,937,931	71,999	41	(160,151)	1,967,521
Equity in earnings of subsidiaries	95,175	(1,906)	—	—	(93,269)	—
Operating income (loss)	101,425	230,495	(22,062)	1,892	(80,533)	231,217
Other expense (income)
Interest expense, net	153,893	104,555	23	2,377	—	260,848
Loss on early extinguishments of debt	25,001	3,343	2	—	—	28,346
Other, net	137	(2,160)	(67)	—	—	(2,090)
Total other expense, net	179,031	105,738	(42)	2,377	—	287,104
Income (loss) from continuing operations before income taxes	(77,606)	124,757	(22,020)	(485)	(80,533)	(55,887)
Income taxes benefit (provision)	(2,658)	(5,069)	43	—	—	(7,684)
Income (loss) from continuing operations, net of tax	(80,264)	119,688	(21,977)	(485)	(80,533)	(63,571)
Income (loss) from discontinued operations, net of tax	—	—	23,442	(55,692)	(12,733)	(44,983)
Loss from discontinued operations attributable to noncontrolling interest, net of tax	—	—	—	—	27,846	27,846
Net income (loss)	(80,264)	119,688	1,465	(56,177)	(65,420)	(80,708)
Net loss attributable to noncontrolling interest	—	—	—	—	444	444
Net income (loss) attributable to controlling interest	$(80,264)	$119,688	$1,465	$(56,177)	$(64,976)	$(80,264)
Comprehensive income (loss)	$(80,819)	$119,133	$1,465	$(56,177)	$(64,865)	$(81,263)

Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2015
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$102,080	$237,041	$(13,085)	$(76)	$(209)	$325,751

Cash flows from investing activities
Capital expenditures	(48,591)	(82,392)	(187)	—	—	(131,170)
Net activity with affiliates	—	(66,691)	—	—	66,691	—
Distributions from subsidiary	11,200	—	—	—	(11,200)	—
Other investing activities	3,292	1,236	—	—	—	4,528
Net cash from investing activities	(34,099)	(147,847)	(187)	—	55,491	(126,642)

Cash flows from financing activities
Borrowings under bank credit facility	1,033,500	345,500	—	—	—	1,379,000
Payments under bank credit facility	(1,211,200)	(425,150)	—	—	—	(1,636,350)
Proceeds from issuance of senior notes, net	750,000	—	—	—	—	750,000
Debt financing costs, net	(14,004)	—	—	—	—	(14,004)
Payments on retirements of long-term debt	(500,000)	(3)	(157,810)	—	—	(657,813)
Premium and consent fees paid	(24,246)	—	—	—	—	(24,246)
Net activity with affiliates	(105,720)	—	172,124	78	(66,482)	—
Distributions to parent	—	(11,100)	(100)	—	11,200	—
Share-based compensation activities, net	3,689	—	—	—	—	3,689
Net cash from financing activities	(67,981)	(90,753)	14,214	78	(55,282)	(199,724)

Cash flows from discontinued operations
Cash flows from operating activities	—	14,095	—	—	—	14,095
Cash flows from investing activities	—	—	—	—	—	—
Cash flows from financing activities	—	—	—	—	—	—
Net cash from discontinued operations	—	14,095	—	—	—	14,095

Net change in cash and cash equivalents	—	12,536	942	2	—	13,480
Cash and cash equivalents, beginning of period	2	143,580	1,540	219	—	145,341
Cash and cash equivalents, end of period	$2	$156,116	$2,482	$221	$—	$158,821
Condensed Consolidating Statements of Cash Flows - continued

	Year Ended December 31, 2014
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(39,524)	$323,402	$1,847	$4,290	$(117)	$289,898

Cash flows from investing activities
Capital expenditures	(43,164)	(94,442)	(145)	—	—	(137,751)
Investments in and advances to unconsolidated subsidiaries, net	—	—	—	153	—	153
Net activity with affiliates	—	(158,791)	—	—	158,791	—
Distributions from subsidiary	5,300	—	—	—	(5,300)	—
Other investing activities	—	(670)	(5,242)	—	—	(5,912)
Net cash from investing activities	(37,864)	(253,903)	(5,387)	153	153,491	(143,510)

Cash flows from financing activities
Borrowings under bank credit facility	830,400	317,400	—	—	—	1,147,800
Payments under bank credit facility	(910,700)	(377,150)	—	—	—	(1,287,850)
Debt financing costs, net	(83)	—	—	—	—	(83)
Payments under note payable	—	(9)	—	—	—	(9)
Net activity with affiliates	155,952	—	2,590	132	(158,674)	—
Distributions to parent	—	(5,200)	(100)	—	5,300	—
Share-based compensation activities, net	1,791	—	—	—	—	1,791
Other financing activities	30	—	—	—	—	30
Net cash from financing activities	77,390	(64,959)	2,490	132	(153,374)	(138,321)

Cash flows from discontinued operations
Cash flows from operating activities	—	1,419	—	31,542	—	32,961
Cash flows from investing activities	—	—	—	(36,470)	—	(36,470)
Cash flows from financing activities	—	—	—	(37,055)	—	(37,055)
Net cash from discontinued operations	—	1,419	—	(41,983)	—	(40,564)

Net change in cash and cash equivalents	2	5,959	(1,050)	(37,408)	—	(32,497)
Cash and cash equivalents, beginning of period	—	137,621	2,590	100	—	140,311
Change in cash classified as discontinued operations	—	—	—	37,527	—	37,527
Cash and cash equivalents, end of period	$2	$143,580	$1,540	$219	$—	$145,341

Condensed Consolidating Statements of Cash Flows - continued

	Year Ended December 31, 2013
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(229,447)	$508,045	$(53,638)	$3,932	$327	$229,219

Cash flows from investing activities
Capital expenditures	(44,985)	(76,941)	(237)	—	—	(122,163)
Proceeds from sale of Echelon, net	343,750	—	—	—	—	343,750
Proceeds from sale of other assets, net	4,875	—	—	—	—	4,875
Cash paid for exercise of LVE option	(187,000)	—	—	—	—	(187,000)
Investments in and advances to unconsolidated subsidiaries, net	(2,400)	—	—	(4,335)	2,400	(4,335)
Net activity with affiliates	—	(377,752)	2,001	42	375,709	—
Distribution from subsidiary	9,620	—	—	—	(9,620)	—
Other investing activities	—	3,433	(4,686)	(24)	—	(1,277)
Net cash from investing activities	123,860	(451,260)	(2,922)	(4,317)	368,489	33,850

Cash flows from financing activities
Borrowings under bank credit facility	2,920,675	354,700	—	—	—	3,275,375
Payments under bank credit facility	(2,927,800)	(406,950)	—	—	—	(3,334,750)
Debt financing costs, net	(24,349)	(10,288)	—	—	—	(34,637)
Payments under note payable	(10,341)	(479)		—	—	(10,820)
Payments on retirements of long-term debt	(459,278)	—	—	—	—	(459,278)
Advances from parent	—	2,400	—	—	(2,400)	—
Net activity with affiliates	376,036	—	—	—	(376,036)	—
Distributions to parent	—	(9,500)	(120)	—	9,620	—
Share-based compensation activities, net	13,752	—	—	—	—	13,752
Proceeds from sale of common stock, net	216,467	—	—	—	—	216,467
Other financing activities	(2,095)	—	—	—	—	(2,095)
Net cash from financing activities	103,067	(70,117)	(120)	—	(368,816)	(335,986)

Cash flows from discontinued operations
Cash flows from operating activities	—	—	(2,144)	47,816	—	45,672
Cash flows from investing activities	—	—	56,751	(14,272)	—	42,479
Cash flows from financing activities	—	—	—	(30,224)	—	(30,224)
Net cash from discontinued operations	—	—	54,607	3,320	—	57,927

Net change in cash and cash equivalents	(2,520)	(13,332)	(2,073)	2,935	—	(14,990)
Cash and cash equivalents, beginning of period	2,520	150,953	4,380	568	—	158,421
Change in cash classified as discontinued operations	—	—	283	(3,403)	—	(3,120)
Cash and cash equivalents, end of period	$—	$137,621	$2,590	$100	$—	$140,311